Significant Accounting Policies - Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Publicly Traded Debt [Member]
Financial Instruments
Carrying Amount	$ 1,630,056	$ 632,423	$ 632,375
Fair Value	1,706,487	703,238	662,193
Non-Traded Debt [Member]
Financial Instruments
Carrying Amount	5,798	14,631	23,826
Fair Value	$ 5,600	$ 14,070	$ 22,454